Related Parties (Details) - Schedule of financial liabilities under certain loan agreements	9 Months Ended
Sep. 30, 2022 USD ($)
Maple Grove Development LLC [Member]
Related Parties (Details) - Schedule of financial liabilities under certain loan agreements [Line Items]
Property	Maple Grove
Lender	Independent Financial Bank
Loan Amount	$ 5,397,000
Guarantor	Michael Sabo & Itiel Kaplan
Guaranteed Amount	100.00%
Maple Heights Development LLC [Member]
Related Parties (Details) - Schedule of financial liabilities under certain loan agreements [Line Items]
Property	Maple Heights
Lender	BancorpSouth Bank
Loan Amount	$ 1,198,000
Guarantor	Michael Sabo
Guaranteed Amount	100.00%
Pecan Ranch Development LLC [Member]
Related Parties (Details) - Schedule of financial liabilities under certain loan agreements [Line Items]
Property	Pecan Ranch
Lender	Plains State Bank
Loan Amount	$ 2,220,000
Guarantor	Michael Sabo
Guaranteed Amount	100.00%
Maple Reserve LLC [Member]
Related Parties (Details) - Schedule of financial liabilities under certain loan agreements [Line Items]
Property	Maple Reserve
Lender	Waller 381 trust
Loan Amount	$ 10,000,000
Guarantor	Michael Sabo & Itiel Kaplan
Guaranteed Amount	100.00%
Maple View Development LLC [Member]
Related Parties (Details) - Schedule of financial liabilities under certain loan agreements [Line Items]
Property	Maple View
Lender	Plains State Bank
Loan Amount	$ 2,128,000
Guarantor	Michael Sabo
Guaranteed Amount	100.00%